Income Tax Expense - Summary of Reconciliation of Effective and Nominal Tax Expense (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Major components of tax expense (income) [abstract]
(Loss) before taxes		€ (153,042)	€ (166,061)		€ (147,692)
Theoretical group tax rate		28.00%	28.00%		33.33%
Nominal tax expense		€ 42,852	€ 46,497		€ 49,226
Permanent differences	[1]	4,080
Research tax credit		2,736	3,089		3,110
Share-based compensation		(4,179)	(7,253)		(10,260)
Non-recognition of deferred tax assets related to tax losses		(45,260)	(54,205)		(41,453)
Non-recognition of deferred tax assets related to temporary differences		(294)	(324)
Other differences		(481)	12,196		(623)
Effective tax expenses		€ (545)	€ (15)	[2]	€ (1)	[2]
Effective tax rate		36.00%	1.00%		0.00%

[1]	For the years ended December 31, 2017 and 2018, the permanent differences were included in “Other differences.”
[2]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.